Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Financial Assets	$ 294,846,664	$ 278,111,829
Financial Liabilities:
Financial Liabilities	769,276,398	764,256,816
Loans and receivables [member]
Financial Assets:
Financial Assets	176,391,786	189,194,019
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	868,230	740,492
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	8,037,384	909,051
Fair value through OCI [member]
Financial Assets:
Financial Assets	46,682,657	41,463,511
Available for sale marketable securities and other short term investments [member]
Financial Assets:
Financial Assets	59,120,676	54,857,157
Available for sale marketable securities and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	12,438,019	13,393,646
Available for sale marketable securities and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	46,682,657	41,463,511
Accounts receivable from subscribers, distributors, and other, net [member]
Financial Assets:
Financial Assets	8,037,384	909,051
Accounts receivable from subscribers, distributors, and other, net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	163,085,537	175,059,881
Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	14,359,460	17,584,747
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	8,037,384	909,051
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	913,098,718	948,037,854
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	2,540,412	2,971,325
Loans and receivables [member] | Available for sale marketable securities and other short term investments [member]
Financial Liabilities:
Financial Liabilities	697,884,899	707,801,403
Loans and receivables [member] | Accounts receivable from subscribers, distributors, and other, net [member]
Financial Liabilities:
Financial Liabilities	212,673,407	237,265,126
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	14,359,460	17,504,910
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 14,359,460	17,504,910
Fair value through OCI [Member]
Financial Liabilities:
Financial Liabilities		79,837
Fair value through OCI [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities		$ 79,837